Share-based Compensation - Share option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Options
Number of Options, Outstanding, Beginning Balance	50,338,362	52,225,353	42,743,000
Number of Options, Granted		1,730,000	11,330,103
Number of Options, Forfeited and expired	(8,862,859)	(3,616,991)	(1,847,750)
Number of Options, Outstanding, Ending Balance	41,475,503	50,338,362	52,225,353	42,743,000
Number of Options, Exercisable	32,490,503
Number of Options, Vested and expected to vest	38,769,441
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.40	$ 0.41	$ 0.47
Weighted Average Exercise Price, Granted		0.21	0.19
Weighted Average Exercise Price, Forfeited and expired	0.44	0.43	0.48
Weighted Average Exercise Price, Outstanding, Ending Balance	0.40	$ 0.40	$ 0.41	$ 0.47
Weighted Average Exercise Price, Exercisable	0.42
Weighted Average Exercise Price, Vested and expected to vest	$ 0.40
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	4 years 9 months 18 days	5 years 6 months	6 years 2 months 12 days	6 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 1 month 6 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	4 years 7 months 6 days